RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Disclosure of detailed information about related party transactions

	2019	2018
Consulting services provided by Platoro	$—	$22

Disclosure of information about key management personnel

	2019	2018
Salaries and benefits	$1,674	$1,982
Directors’ fees	478	417
Termination benefits	658	—
Share based compensation	1,227	1,033
	$4,037	$3,432